CAPITAL MANAGEMENT - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Debt-to-total capitalization	15.00%	17.00%
Equity	$ 116,846	$ 97,150
Corporate borrowings	7,083	6,409
Common and preferred equity [Member]
Disclosure of classes of share capital [line items]
Equity	$ 35,000	$ 29,800